Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	GLOBALINK, LTD.
Entity Central Index Key	0001361540
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		45,585,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Public Float		$ 0